NMT
Nuveen Massachusetts Quality Municipal Income Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 150.2% (100.0% of Total Investments)
	Education and Civic Organizations – 47.3% (31.5% of Total Investments)
$210	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/49	6/26 at 100.00	N/R	$231,242
	Massachusetts Development Finance Agency, Revenue Bonds, Bentley College Issue, Series 2021A:
1,000	4.000%, 7/01/38	7/31 at 100.00	A2	1,205,260
735	4.000%, 7/01/39	7/31 at 100.00	A2	884,800
3,515	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016, 5.000%, 10/01/39	10/26 at 100.00	A	4,172,200
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/38	7/23 at 100.00	AA-	2,375,648
730	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T, 5.000%, 7/01/42	7/27 at 100.00	AA-	884,468
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
1,880	18.069%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA-	2,532,548
575	17.963%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA-	774,341
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
2,000	5.000%, 1/01/34	1/28 at 100.00	BBB+	2,431,280
2,240	5.000%, 1/01/37	1/28 at 100.00	BBB+	2,703,008
1,955	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A-	2,302,052
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50	No Opt. Call	AAA	2,374,755
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA	486,248
190	5.000%, 7/01/37	7/25 at 100.00	AA	219,667
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,387,224
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A1	577,423
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A1	972,300
1,400	5.000%, 3/01/44	3/24 at 100.00	A1	1,554,938

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	$541,740
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2020M, 4.000%, 10/01/38	10/30 at 100.00	BBB+	1,306,822
1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	1,436,037
450	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/36	7/29 at 100.00	Baa2	560,381
1,175	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Series 2021, 4.000%, 7/01/51	7/31 at 100.00	Baa2	1,363,223
	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017:
2,200	5.000%, 4/01/35	10/27 at 100.00	AA-	2,704,790
1,250	5.000%, 4/01/36	10/27 at 100.00	AA-	1,532,837
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	AA-	1,013,582
1,325	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/42	1/28 at 100.00	Baa1	1,575,147
1,510	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	1,875,767
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A	1,426,125
840	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	A	1,002,103
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017:
550	5.000%, 9/01/42	9/27 at 100.00	A	672,446
700	5.000%, 9/01/47	9/27 at 100.00	A	850,416
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B, 5.000%, 9/01/42	9/27 at 100.00	A	3,056,575
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	1,156,290
500	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Baa2	597,170
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	4,663,410
2,495	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2016, 5.000%, 1/01/40	7/26 at 100.00	AA-	2,991,206
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	Aa3	1,396,780
1,000	6.000%, 5/15/59	5/29 at 105.00	Aa3	1,356,550
240	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J, Series 2011, 5.625%, 7/01/33 (AMT)	9/21 at 100.00	AA	240,295

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/28 (AMT)	No Opt. Call	AA	$626,905
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	4,710,920
690	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2020-1, 5.000%, 11/01/36	11/29 at 100.00	Aa2	895,316
55,290	Total Education and Civic Organizations			67,622,235
	Health Care – 28.7% (19.1% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	1,136,330
1,340	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	BBB+	1,569,274
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	1,111,860
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	AA-	898,499
700	5.000%, 10/01/31	10/21 at 100.00	AA-	702,737
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/32	7/26 at 100.00	BBB	586,935
1,675	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I, 5.000%, 7/01/30	7/26 at 100.00	A	1,998,861
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A	1,044,351
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,157,930
500	5.000%, 7/01/33	7/25 at 100.00	A	578,350
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
1,500	5.000%, 7/01/38	7/28 at 100.00	A	1,847,130
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,441,840
2,800	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A1	3,348,548
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45	8/25 at 100.00	A	4,040,015
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,150,924
100	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A	7/30 at 100.00	BB+	121,949
3,450	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q, 5.000%, 7/01/47	7/26 at 100.00	AA-	4,120,611

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1:
$2,200	5.000%, 7/01/37	1/28 at 100.00	AA-	$2,718,980
2,100	4.000%, 7/01/41	1/28 at 100.00	AA-	2,415,819
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	878,589
170	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50	7/31 at 100.00	A-	217,182
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,081,350
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,371,512
610	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	728,248
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	434,716
1,095	5.000%, 7/01/44	7/27 at 100.00	A-	1,319,344
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	526,929
280	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	339,226
100	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	116,993
35,360	Total Health Care			41,005,032
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
215	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	9/21 at 100.00	AA	215,368
740	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	789,210
1,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1, 3.000%, 12/01/50	12/28 at 100.00	AA	1,050,390
1,335	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2020D-1, 2.550%, 12/01/50	6/30 at 100.00	AA	1,335,761
400	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1, 2.450%, 12/01/51	6/30 at 100.00	AA	399,956
3,690	Total Housing/Multifamily			3,790,685
	Long-Term Care – 3.3% (2.2% of Total Investments)
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
1,040	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,122,087
250	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	272,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	$529,722
485	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2019, 4.000%, 12/01/42	12/25 at 103.00	A-	543,884
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.250%, 1/01/26	1/23 at 100.00	BBB	1,076,880
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/49	10/24 at 104.00	BBB	1,126,150
4,235	Total Long-Term Care			4,671,633
	Tax Obligation/General – 15.9% (10.6% of Total Investments)
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	10/21 at 100.00	AA	1,254,775
1,885	Ludlow, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2019, 3.000%, 2/01/49	2/27 at 100.00	AA-	1,993,010
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	2,330,340
3,895	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	4,843,705
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	5,122,040
2,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/47	3/30 at 100.00	Aa1	2,684,800
525	Massachusetts State, General Obligation Bonds, Refunding Series 2020D, 3.000%, 11/01/42	11/30 at 100.00	Aa1	576,235
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,833,043
1,950	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019, 3.000%, 9/01/42	9/27 at 100.00	Aa2	2,098,824
19,780	Total Tax Obligation/General			22,736,772
	Tax Obligation/Limited – 25.0% (16.7% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	BB	2,032,740
1,310	5.125%, 1/01/42	1/22 at 100.00	BB	1,330,895
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	BB	406,216
1,115	5.000%, 1/01/42	1/22 at 100.00	BB	1,132,327
855	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	965,389
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/35	5/27 at 100.00	AA	605,815
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,038,720

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-1, 5.000%, 7/01/41	7/28 at 100.00	AA	$2,496,860
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1:
2,165	4.000%, 7/01/39	7/31 at 100.00	AA	2,661,131
1,000	4.000%, 7/01/51	7/31 at 100.00	AA	1,200,330
	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B:
1,000	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	1,086,590
2,500	5.500%, 5/01/39 – SYNCORA GTY Insured	No Opt. Call	AA	3,754,775
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	1,584,103
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	2,513,080
1,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	AA+	1,888,695
1,500	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Refunding Series 2005, 5.500%, 1/01/27 – NPFG Insured	No Opt. Call	A1	1,867,770
1,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	AA+	1,259,100
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	1,741,815
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
863	4.550%, 7/01/40	7/28 at 100.00	N/R	993,071
820	0.000%, 7/01/46	7/28 at 41.38	N/R	273,987
4,205	0.000%, 7/01/51	7/28 at 30.01	N/R	1,021,857
775	4.750%, 7/01/53	7/28 at 100.00	N/R	886,910
1,259	5.000%, 7/01/58	7/28 at 100.00	N/R	1,457,733
520	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	540,868
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,040,130
34,137	Total Tax Obligation/Limited			35,780,907
	Transportation – 9.3% (6.2% of Total Investments)
2,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa2	2,970,150
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	Aa2	1,125,540
2,500	5.000%, 7/01/44	7/24 at 100.00	Aa2	2,813,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
$715	5.000%, 7/01/40	7/25 at 100.00	Aa2	$832,918
1,000	5.000%, 7/01/45	7/25 at 100.00	Aa2	1,164,340
2,500	Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%, 7/01/51 (AMT)	7/31 at 100.00	Aa2	3,178,925
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2019A, 4.000%, 7/01/44 (AMT)	7/29 at 100.00	A1	1,155,610
11,215	Total Transportation			13,241,333
	U.S. Guaranteed – 8.5% (5.6% of Total Investments) (5)
1,610	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	Aa2	1,817,046
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2	882,847
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)	11/23 at 100.00	A	1,566,411
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated Group, Series 2012, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB	1,039,810
401	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	444,080
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	1,040,660
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A:
990	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	N/R	1,071,794
885	5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AAA	958,119
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AAA	1,005,860
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1:
1,620	5.000%, 11/01/44 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R	1,865,673
380	5.000%, 11/01/44 (Pre-refunded 11/01/24)	11/24 at 100.00	Aa2	437,627
11,151	Total U.S. Guaranteed			12,129,927
	Utilities – 9.5% (6.3% of Total Investments)
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	621,376
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017:
1,250	5.000%, 7/01/37	7/27 at 100.00	A-	1,457,012
420	5.000%, 7/01/40	7/27 at 100.00	A-	487,628
415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	9/21 at 100.00	A1	416,627
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,364,075

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	$1,110,700
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	9/21 at 100.00	AAA	60,238
500	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B, 5.000%, 8/01/40	8/26 at 100.00	AA+	602,195
1,230	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B, 5.000%, 8/01/42	8/27 at 100.00	AA+	1,519,161
2,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	2,550,380
1,130	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2020B, 5.000%, 8/01/45	8/30 at 100.00	AA+	1,458,932
1,000	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/37	4/27 at 100.00	AA	1,226,120
635	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2019E, 4.000%, 4/15/38	4/29 at 100.00	AA	753,351
11,470	Total Utilities			13,627,795
$186,328	Total Long-Term Investments (cost $196,464,094)			214,606,319
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (51.6)% (6)			(73,751,250)
	Other Assets Less Liabilities – 1.4%			2,007,635
	Net Asset Applicable to Common Shares – 100%			$142,862,704
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$214,606,319	$ —	$214,606,319

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.